Deferred Underwriter Compensation (Details) - Over-Allotment Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Underwriter Compensation (Details) [Line Items]
Percentage of underwriting discount	3.50%	3.50%
Consideration of the underwriters	$ 4,020,797	$ 4,020,797